SCHEDULE OF PROPERTY PLANT AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,286,761	$ 1,381,669
Less: accumulated depreciation	(1,220,537)	(1,236,684)
Property and equipment, net	66,224	144,985
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,737	43,375
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	586,514	587,479
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	33,360	33,537
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	583,368	676,279
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 40,782	$ 40,999